Investment in Securities (Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2017	Mar. 31, 2017
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	¥ 207,507	¥ 254,867
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(3,208)	(5,471)
Available-for-sale Securities, 12 months or more Fair value	41,515	20,408
Available-for-sale Securities, 12 months or more Gross unrealized losses	(1,398)	(773)
Available-for-sale Securities, Total Fair value	249,022	275,275
Available-for-sale Securities, Total Gross unrealized losses	(4,606)	(6,244)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	2,720	33,991
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(9)	(826)
Available-for-sale Securities, 12 months or more Fair value	0	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	0	0
Available-for-sale Securities, Total Fair value	2,720	33,991
Available-for-sale Securities, Total Gross unrealized losses	(9)	(826)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	37,579	36,873
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(842)	(696)
Available-for-sale Securities, 12 months or more Fair value	3,855	6,202
Available-for-sale Securities, 12 months or more Gross unrealized losses	(86)	(305)
Available-for-sale Securities, Total Fair value	41,434	43,075
Available-for-sale Securities, Total Gross unrealized losses	(928)	(1,001)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	124,589	152,812
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(1,178)	(2,983)
Available-for-sale Securities, 12 months or more Fair value	19,607	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	(215)	0
Available-for-sale Securities, Total Fair value	144,196	152,812
Available-for-sale Securities, Total Gross unrealized losses	(1,393)	(2,983)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	10,777	20,238
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(316)	(485)
Available-for-sale Securities, 12 months or more Fair value	8,235	9,428
Available-for-sale Securities, 12 months or more Gross unrealized losses	(295)	(73)
Available-for-sale Securities, Total Fair value	19,012	29,666
Available-for-sale Securities, Total Gross unrealized losses	(611)	(558)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	908	3,308
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(15)	(1)
Available-for-sale Securities, 12 months or more Fair value	2,515	3,991
Available-for-sale Securities, 12 months or more Gross unrealized losses	(102)	(377)
Available-for-sale Securities, Total Fair value	3,423	7,299
Available-for-sale Securities, Total Gross unrealized losses	(117)	(378)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	30,934	7,645
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(848)	(480)
Available-for-sale Securities, 12 months or more Fair value	7,303	787
Available-for-sale Securities, 12 months or more Gross unrealized losses	(700)	(18)
Available-for-sale Securities, Total Fair value	38,237	8,432
Available-for-sale Securities, Total Gross unrealized losses	¥ (1,548)	¥ (498)